Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jul. 31, 2018
Cash	$ 13,282	$ 61,301	$ 12,456	$ 13,282	$ 61,301	$ 6,703
Current assets	603,013		118,525	603,013		646,956
Current liabilities	6,551,441		1,168,501	6,551,441		4,667,759
Loan payable to related party						3,312,000
Stockholder's equity	222,990	1,937,613	(300,051)	222,990	1,937,613	642,324
Net income (loss)	(1,231,567)	$ (631,854)		(3,349,778)	(1,734,815)
Net cash used in operating activities				(1,454,072)	$ (115,743)
Unamortized deferred financing costs	$ 157,034		46,556	$ 157,034		178,727
Minimum [Member]
Estimated useful lives of intangible assets				3 years
Maximum [Member]
Estimated useful lives of intangible assets				20 years
Successor [Member]
Stockholder's equity			(300,051)			642,324	$ 57,855
Net income (loss)			(1,155,286)			(3,495,481)
Net cash used in operating activities			$ (141,469)			$ (373,934)
Successor [Member] | Minimum [Member]
Estimated useful lives of intangible assets						3 years
Successor [Member] | Maximum [Member]
Estimated useful lives of intangible assets						20 years